Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation Between IFRS and IFRS-EU

A reconciliation between IFRS and IFRS-EU is included in the table below.

	Shareholders’ equity		Net income
	2018	2017	2016	2018	2017	2016
In accordance with IFRS	19,225	20,288	20,520	711	2,469	438
Adjustment of EU ‘IAS 39’ carve-out	399	368	510	31	(142)	195
Tax effect of the adjustment	(81)	(83)	(117)	3	34	(47)
Effect of the adjustment after tax	318	285	393	34	(108)	149
In accordance with IFRS-EU	19,543	20,573	20,913	744	2,361	586

Summary of Change in Fair Value

The table below presents an overview of the fair value of the classes of financial assets as of December 31, 2018, as well as the change in fair value during the reporting period. The asset classes are divided into two categories:

◆	SPPI: assets of which cash flows represent solely payments of principal and interest on an outstanding principal amount, excluding any financial assets that meet the definition of held for trading in IFRS 9, or that are managed and whose performance is evaluated on a fair value basis; and
◆	Other: all financial assets other than those specified in SPPI:
◆	with contractual terms that do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding;
◆	that meet the definition of held for trading in IFRS 9; or
◆	that are managed and whose performance are evaluated on a fair value basis.

Financial assets at fair value		Fair value at the end of the reporting period	Change in fair value during the reporting period
Shares	SPPI	68	(2)
	Other	2,092	87
Debt securities	SPPI	76,283	(2,997)
	Other	4,970	(123)
Money Markets and other short-term investments	SPPI	3,126	-
	Other	3,181	-
Mortgage loans	SPPI	39,758	(1,213)
	Other	-
Private loans	SPPI	4,452	(63)
	Other	42	(5)
Deposits with financial institutions	SPPI	141	-
	Other	-	-
Policy loans	SPPI	-
	Other	1,973	-
Other financial assets	SPPI	111	-
	Other	3,637	(210)
At December 31		139,834	(4,525)

Summary of Credit Risk Exposure

SPPI compliant financial assets with no low credit risk	Carrying amount	Fair value
Shares – Carried at fair value	26	26
Debt securities – Carried at fair value	4,035	4,035
Money market and other short-term investments – Carried at fair value	-	-
Mortgage loans – Carried at amortized cost	28,661	31,711
Private loans – Carried at amortized cost	1,189	1,225
Deposits with financial institutions – Carried at amortized cost	70	70
Other financial assets – Carried at fair value	106	106
At December 31	34,087	37,173